Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Plant and equipment
Schedule of plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling
	equipment	software	Vehicles	Improvements	use assets	and molds	Total

Cost:
At December 31, 2017	290,843	73,654	390,050	101,200	—	914,060	1,769,807
Additions	203,644	59,749	—	283,141	—	3,635,888	4,182,422
Disposals	—	—	(2,001)	—	—	—	(2,001)
December 31, 2018	494,487	133,403	388,049	384,341	—	4,549,948	5,950,228
Additions	73,691	139,863	—	129,327		3,310,971	3,653,852
Adoption of IFRS 16	—	—	—	—	2,061,469	—	2,061,469
Disposals	—	(2,150)	—	—	—	—	(2,150)
December 31, 2019	568,178	271,116	388,049	513,668	2,061,469	7,860,919	11,663,399

Amortization:
At December 31, 2017	188,606	27,147	85,764	74,607	—	—	376,124
Charge for the year	42,192	38,542	129,487	40,117	—	—	250,338
At December 31, 2018	230,798	65,689	215,251	114,724	—	—	626,462
Additions	77,975	65,600	117,326	121,951	664,797	—	1,047,649
Disposals	—	(1,254)	—	—	—	—	(1,254)
December 31, 2019	308,773	130,035	332,577	236,675	664,797	—	1,672,857

Net book value:
At December 31, 2018	$263,689	$67,714	$172,798	$269,617	$—	$4,549,948	$5,323,766
At December 31, 2019	$259,405	$141,081	$55,472	$276,993	$1,396,672	$7,860,919	$9,990,542